Consolidated Statements of Condition - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 2,087,724,000	$ 3,209,242,000
Investment securities:
Held to maturity debt securities (Market value of $3,400 on December 31, 2022 and $3,400 on December 31, 2021)	3,400,000	3,400,000
Available for sale debt securities (Amortized cost of $5,018,996 on December 31, 2022 and $4,254,960 on December 31, 2021)	4,417,796,000	4,213,920,000
Equity securities with readily determinable fair values	5,358,000	6,079,000
Total investment securities	4,426,554,000	4,223,399,000
Loans	7,430,603,000	7,209,151,000
Less allowance for credit losses	(125,972,000)	(110,374,000)
Net loans	7,304,631,000	7,098,777,000
Bank premises and equipment, net	431,612,000	447,082,000
Accrued interest receivable	45,787,000	30,593,000
Other investments	358,910,000	296,882,000
Cash surrender value of life insurance policies	300,589,000	297,218,000
Goodwill	282,532,000	282,532,000
Other assets	263,137,000	160,511,000
Total assets	15,501,476,000	16,046,236,000
Deposits:
Demand-non-interest bearing	5,846,055,000	5,838,526,000
Savings and interest-bearing demand	4,745,768,000	4,590,548,000
Time	2,068,184,000	2,188,803,000
Total deposits	12,660,007,000	12,617,877,000
Securities sold under repurchase agreements	431,191,000	439,672,000
Other borrowed funds	10,944,000	436,138,000
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Other liabilities	219,933,000	109,426,000
Total liabilities	13,456,717,000	13,737,755,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,420,456 shares on December 31, 2022 and 96,350,977 shares on December 31, 2021	96,420,000	96,351,000
Surplus	154,061,000	152,144,000
Retained earnings	2,695,567,000	2,470,710,000
Accumulated other comprehensive loss	(470,497,000)	(31,980,000)
Total shareholders' equity before treasury stock	2,475,551,000	2,687,225,000
Less cost of shares in treasury, 34,278,617 shares on December 31, 2022 and 32,979,273 on December 31, 2021	(430,792,000)	(378,744,000)
Total shareholders' equity	2,044,759,000	2,308,481,000
Total liabilities and shareholders' equity	$ 15,501,476,000	$ 16,046,236,000